Deferred Taxes and Income Tax Expenses (Benefits) - Schedule of Income Tax Expenses (Benefits) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax expenses
Reporting period	¥ 976	¥ 487	¥ 15
Sub-total	976	487	15
Deferred tax expenses (benefits)
Origination and reversal of temporary differences	14	(82)	188
Origination and reversal of tax losses carried forward	26	468	(459)
Increase in tax rate	(25)
Recognition of previously unrecognized deductible temporary differences			(31)
Sub-total	15	386	(303)
Total income tax expenses (benefits)	¥ 991	¥ 873	¥ (287)